FAIR VALUE MEASUREMENTS Q - Changes in Assets and Liabilities Measured and Reported at Fair Value Using Level 3 Inputs (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers out of Level 3	$ (225,800)	$ (48,700)
Transfers in of Level 3	4,900	21,200
Level 3 | Embedded derivative — Notes payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning Balance	136,192	10,472
Purchases	0	93,993
Sales/ Distributions	0	0
Net Realized Gain / (Loss)	0	0
Net Unrealized Gain / (Loss)	0	31,727
Transfers in /(out) of Level 3	(136,192)	0
Fair value, Ending Balance	0	136,192
Digital intangible assets | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning Balance	20,457	68,004
Purchases	0	0
Sales/ Distributions	0	0
Net Realized Gain / (Loss)	0	0
Net Unrealized Gain / (Loss)	(1,255)	(17,043)
Transfers out of Level 3	(18,371)	(30,504)
Fair value, Ending Balance	831	20,457
Digital assets receivable | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning Balance	60,492	20,569
Purchases	2,250	0
Sales/ Distributions	0	(4,727)
Net Realized Gain / (Loss)	0	4,724
Net Unrealized Gain / (Loss)	7,644	52,477
Transfers out of Level 3	(49,003)	(12,551)
Fair value, Ending Balance	21,383	60,492
Investments | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning Balance	524,573	364,576
Purchases	423,351	129,188
Sales/ Distributions	(268,501)	(221,564)
Net Realized Gain / (Loss)	148,128	117,036
Net Unrealized Gain / (Loss)	56,638	119,803
Transfers in of Level 3	(17,311)	15,534
Fair value, Ending Balance	$ 866,878	$ 524,573